FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES	12 Months Ended
Dec. 31, 2023
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Abstract]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES	FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES
The functional currency of LATAM Airlines Group S.A. is the US dollar, LATAM has subsidiaries whose functional currency is different to the US dollar, such as the chilean peso, argentine peso, colombian peso, brazilian real and guaraní.

The functional currency is defined as the currency of the primary economic environment in which an entity operates. For each entity and all other currencies are defined as a foreign currency.

Considering the above, the balances by currency mentioned in this note correspond to the sum of foreign currency of each of the entities that are part of the LATAM Airlines Group S.A. and Subsidiaries.

Following are the current exchange rates for the US dollar, on the dates indicated:

	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2021

Argentine peso	807.98	177.12	102.75
Brazilian real	4.85	5.29	5.57
Chilean peso	877.12	855.86	844.69
Colombian peso	3,872.49	4,845.35	4,002.52
Euro	0.90	0.93	0.88
Australian dollar	1.46	1.47	1.38
Boliviano	6.86	6.86	6.86
Mexican peso	16.91	19.50	20.53
New Zealand dollar	1.58	1.58	1.46
Peruvian Sol	3.70	3.81	3.98
Paraguayan Guarani	7,270.6	7,332.2	6,866.40
Uruguayan peso	38.81	39.71	44.43
Foreign currency
The foreign currency detail of balances of monetary items in current and non-current assets is as follows:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current assets

Cash and cash equivalents	386,216	265,371
Argentine peso	1,808	6,712
Brazilian real	7,108	3,355
Chilean peso	47,907	17,591
Colombian peso	8,968	8,415
Euro	25,329	19,361
U.S. dollar	237,251	168,139
Other currency	57,845	41,798

Other financial assets, current	14,659	331,617
Chilean peso	4,367	5,778
Euro	3,722	2,483
U.S. dollar	5,971	322,796
Other currency	599	560

Other non - financial assets, current	36,654	19,425
Brazilian real	719	2,303
Chilean peso	12,354	3,341
Euro	5,310	622
U.S. dollar	10,735	4,369
Other currency	7,536	8,790

Trade and other accounts receivable, current	279,586	143,631
Argentine peso	12,831	25,035
Brazilian real	620	10,669
Chilean peso	69,588	31,258
Colombian peso	1,453	176
Euro	90,699	12,506
U.S. dollar	68,893	25,549
Other currency	35,502	38,438

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current assets

Accounts receivable from related entities, current	27	138
Chilean peso	27	31
U.S. dollar	—	107

Tax current assets	17,258	15,623
Chilean peso	2,202	1,569
Colombian peso	6,084	1,921
Peruvian sun	7,108	10,300
Other currency	1,864	1,833

Total current assets	734,400	775,805
Argentine peso	14,639	31,747
Brazilian real	8,447	16,327
Chilean peso	136,445	59,568
Colombian peso	16,505	10,512
Euro	125,060	34,972
U.S. Dollar	322,850	520,960
Other currency	110,454	101,719

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Non-current assets

Other financial assets, non-current	15,375	13,366
Brazilian real	3,807	3,495
Chilean peso	2,073	69
Colombian peso	841	1,344
Euro	4,252	4,308
U.S. dollar	2,071	2,050
Other currency	2,331	2,100

Other non - financial assets, non-current	9,856	11,909
Argentine peso	1	12
Brazilian real	9,789	8,082
U.S. dollar	15	3,815
Other currency	51	—

Accounts receivable, non-current	4,732	4,526
Chilean peso	4,732	4,526

Deferred tax assets	1,048	2,948
Colombian peso	859	2,567
U.S. dollar	144	20
Other currency	45	361

Total non-current assets	31,011	32,749
Argentine peso	1	12
Brazilian real	13,596	11,577
Chilean peso	6,805	4,595
Colombian peso	1,700	3,911
Euro	4,252	4,308
U.S. dollar	2,230	5,885
Other currency	2,427	2,461
The foreign currency detail of balances of monetary items in current liabilities and non-current is as follows:

	Up to 90 days		91 days to 1 year
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other financial liabilities, current	4,331	17,062	1,010	602
Chilean peso	1,364	10,697	702	602
U.S. dollar	2,510	5,558	—	—
Other currency	457	807	308	—

Trade and other accounts payables, current	616,032	720,688	9,583	20,995
Argentine peso	2,074	45,345	132	3,446
Brazilian real	13,401	48,511	922	651
Chilean peso	128,838	146,395	1,560	1,231
Colombian peso	197	2,330	—	31
Euro	54,744	29,502	7	11
U.S. dollar	350,635	328,540	1,797	2,883
Peruvian sol	42,347	7,426	4,994	10,886
Mexican peso	2,019	12,969	—	75
Pound sterling	17,379	37,788	11	19
Uruguayan peso	706	1,199	39	1,110
Other currency	3,692	60,683	121	652

Accounts payable to related entities, current	5,154	6	—	—
Chilean peso	—	6	—	—
U.S. dollar	5,154	—	—	—

Other provisions, current	16	29	12,429	11,655
Chilean peso	—	—	4	29
Other currency	16	29	12,425	11,626

	Up to 90 days		91 days to 1 year
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other non-financial liabilities, current	15,634	16,315	6,099	9,071
Argentine peso	836	87	445	6,563
Chilean peso	4,338	1,568	4,026	178
Colombian peso	1,456	294	1,066	798
U.S. dollar	7,305	12,975	416	1,063
Other currency	1,699	1,391	146	469

Total current liabilities	641,167	754,100	29,121	42,323
Argentine peso	2,910	45,432	577	10,009
Brazilian real	13,401	48,511	922	651
Chilean peso	134,540	158,666	6,292	2,040
Colombian peso	1,653	2,624	1,066	829
Euro	54,744	29,502	7	11
U.S. dollar	365,604	347,073	2,213	3,946
Other currency	68,315	122,292	18,044	24,837

	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other financial liabilities, non-current	32,867	32,036	2,871	774	165,511	170,437
Chilean peso	17,020	11,544	2,500	774	164,942	170,437
Brazilian real	552	16	—	—	—	—
Euro	412	1,409	371	—	569	—
U.S. dollar	14,110	18,354	—	—	—
Other currency	773	713	—	—	—	—

Accounts payable, non-current	72,783	58,449	—	—	—	—
Chilean peso	16,774	17,259	—	—	—
U.S. dollar	54,441	39,717	—	—	—	—
Other currency	1,568	1,473	—	—	—	—

Other provisions, non-current	49,427	43,301	—	—	—	—
Argentine peso	3,570	1,917	—	—	—	—
Brazilian real	42,244	37,982	—	—	—	—
Colombian peso	395	202	—	—	—	—
Euro	3,053	2,944	—	—	—	—
U.S. dollar	165	256	—	—	—	—

Provisions for employees benefits, non-current	79,749	55,454	—	—	—	—
Chilean peso	76,247	55,454	—	—	—	—
U.S. dollar	3,502	—	—	—	—	—

Total non-current liabilities	234,826	189,240	2,871	774	165,511	170,437
Argentine peso	3,570	1,917	—	—	—	—
Brazilian real	42,796	37,998	—	—	—	—
Chilean peso	110,041	84,257	2,500	774	164,942	170,437
Colombian peso	395	202	—	—	—	—
Euro	3,465	4,353	371	—	569	—
U.S. dollar	72,218	58,327	—	—	—	—
Other currency	2,341	2,186	—	—	—	—

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
General summary of foreign currency:

Total assets	765,411	808,554
Argentine peso	14,640	31,759
Brazilian real	22,043	27,904
Chilean peso	143,250	64,163
Colombian peso	18,205	14,423
Euro	129,312	39,280
U.S. dollar	325,080	526,845
Other currency	112,881	104,180

Total liabilities	1,073,496	1,156,874
Argentine peso	7,057	57,358
Brazilian real	57,119	87,160
Chilean peso	418,315	416,174
Colombian peso	3,114	3,655
Euro	59,156	33,866
U.S. dollar	440,035	409,346
Other currency	88,700	149,315

Net position
Argentine peso	7,583	(25,599)
Brazilian real	(35,076)	(59,256)
Chilean peso	(275,065)	(352,011)
Colombian peso	15,091	10,768
Euro	70,156	5,414
U.S. dollar	(114,955)	117,499
Other currency	24,181	(45,135)